Pay vs Performance Disclosure - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 14, 2023	Dec. 31, 2023	Dec. 31, 2021	Oct. 02, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Neil Desai¹ ($)	Summary Compensation Table Total for Brendan Delaney¹ ($)	Summary Compensation Table Total for Scott Giacobello¹ ($)	Summary Compensation Table Total for David Lennon¹ ($)	Compensation Actually Paid to Neil Desai¹˒²˒³ ($)	Compensation Actually Paid to Brendan Delaney¹˒²˒³ ($)	Compensation Actually Paid to Scott Giacobello¹˒²˒³ ($)	Compensation Actually Paid to David Lennon ¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on: [4] TSR ($)	Net Income ($ Thousands)
2024	—	—	—	1,012,068	—	—	—	1,611,751	1,186,581	1,351,842	13.06	(63,691)
2023	—	1,645,015	1,971,183	2,135,688	2,162,314	(1,290,600)	93,852	1,091,523	1,819,000	(140,244)	8.36	(65,765)
2022	3,052,812	—	—	—	—	—	—	—	1,594,777	(132,196)	53.13	(60,513)

Named Executive Officers, Footnote
1.    Neil Desai became our PEO in August 2021, in connection with the Merger. Brendan Delaney was our PEO starting on January 1, 2023 until March 14, 2023. Scott Giacobello was our PEO (interim CEO) from March 15, 2023 to October 2, 2023. David Lennon was our PEO from October 3, 2023 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2022	2023	2024
Brendan Delaney	Neil Desai	Scott Giacobello
Loretta Itri	Loretta Itri	Bryan Ball
		Neil Desai
		Loretta Itri

PEO Total Compensation Amount					$ 1,012,068
PEO Actually Paid Compensation Amount					$ 1,611,751
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2024	1,012,068	(357,668)	957,351	1,611,751

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,186,581	(191,266)	356,527	1,351,842

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2024	551,053	359,518	43,425	3,355	0	957,351

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	163,862	101,867	99,109	(8,311)	0	356,527

Non-PEO NEO Average Total Compensation Amount					$ 1,186,581	$ 1,819,000	$ 1,594,777
Non-PEO NEO Average Compensation Actually Paid Amount					$ 1,351,842	(140,244)	(132,196)
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2024	1,012,068	(357,668)	957,351	1,611,751

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	1,186,581	(191,266)	356,527	1,351,842

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2024	551,053	359,518	43,425	3,355	0	957,351

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	163,862	101,867	99,109	(8,311)	0	356,527

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount					$ 13.06	8.36	53.13
Net Income (Loss)					$ (63,691,000)	(65,765,000)	$ (60,513,000)
PEO Name	Brendan Delaney	David Lennon	Neil Desai	Scott Giacobello	David Lennon		Neil Desai
Additional 402(v) Disclosure					The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2021 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.
Lennon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,012,068	2,135,688
PEO Actually Paid Compensation Amount					1,611,751	1,091,523
Delaney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,645,015
PEO Actually Paid Compensation Amount						1,290,600
Giacobello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						1,971,183
PEO Actually Paid Compensation Amount						93,852
Desai [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount							$ 3,052,812
PEO Actually Paid Compensation Amount						$ 2,162,314
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(357,668)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					957,351
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					551,053
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					359,518
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					43,425
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,355
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(191,266)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					356,527
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					163,862
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					101,867
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					99,109
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,311)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0